REVENUE AND COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2017
Revenue And Cost Of Sales
Schedule of Cost of Sales
	2017	2016	2015
Production costs	$19,417,844	$17,263,182	$7,538,147
Depreciation and depletion	2,557,286	1,897,618	1,035,053
	$21,975,130	$19,160,800	$8,573,200